Borrowings - Borrowings Outstanding (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	R$ 1,019,299	R$ 1,225,570	R$ 965,475	R$ 710,552
Borrowing in Colombia
Disclosure of detailed information about borrowings [line items]
Total borrowings	225,126	114,312
Borrowings in Brazil
Disclosure of detailed information about borrowings [line items]
Total borrowings	R$ 794,173	R$ 1,111,258